Ivy Funds Variable Insurance Portfolios

Supplement dated November 16, 2011 to the

Ivy Funds Variable Insurance Portfolios Statement of Additional Information

dated April 29, 2011

and as supplemented June 8, 2011 and September 9, 2011

The following bullet point is removed from the section entitled “The Portfolios, Their Investments, Related Risks and Restrictions — Investment Restrictions — Non-Fundamental Investment Restrictions — 1. “Name Rule” investments:” regarding Ivy Funds VIP High Income on page 37 of the Ivy Funds Variable Insurance Portfolios statement of additional information:

•	Ivy Funds VIP High Income’s net assets will be invested in non-investment grade debt.

The following replaces the information in the section entitled “The Portfolios, Their Investments, Related Risks and Restrictions — Investment Restrictions — Non-Fundamental Investment Restrictions — 4. Investment in debt securities:” on page 37 of the Ivy Funds Variable Insurance Portfolios statement of additional information:

Each of Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Growth, Ivy Funds VIP Core Equity, Ivy Funds VIP International Core Equity, Ivy Funds VIP International Growth, Ivy Funds VIP Micro Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value and Ivy Funds VIP Value does not currently intend to invest more than 10% of its total assets in non-investment grade debt securities.

Ivy Funds VIP Asset Strategy may not invest more than 35% of its total assets in non-investment grade debt securities.

Ivy Funds VIP Balanced may not invest more than 20% of its total assets in non-investment grade debt securities, which may include floating rate notes or secured bank loans.

Each of Ivy Funds VIP Bond, Ivy Funds VIP Limited-Term Bond and Ivy Funds VIP Science and Technology may not invest more than 20% of its total assets in non-investment grade debt securities.

Ivy Funds VIP Global Bond may invest up to 100% of its total assets in non-investment grade debt securities.

Supplement	Statement of Additional Information	1